LOANID	SRVLOANID	Lien Position
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First
First